SCHEDULE OF ACCOUNT AND OTHER PAYABLES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accrued expenses	$ 206,381	$ 265,385	$ 79,878
Other payables	124,516	160,115	20,775
Account and Other Payables	$ 330,897	$ 425,500	$ 100,653